Earnings per share - Diluted (Details) - AUD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Earnings per share
Net profit attributable to owners of WBC	$ 6,990	$ 7,195	$ 5,694
Adjustment for potential dilution:
Distributions to convertible loan capital holders	476	400	233
Adjusted net profit attributable to owners of WBC	$ 7,466	$ 7,595	$ 5,927
Weighted average number of ordinary shares
Weighted average number of ordinary shares on issue	3,481	3,507	3,564
Treasury shares (including RSP and EIP restricted shares)	(5)	(5)	(5)
Adjustment for potential dilution:
Share-based payments	6	4	4
Convertible loan capital	413	385	326
Adjusted weighted average number of ordinary shares	3,895	3,891	3,889
Earnings per ordinary share (cents)	$ 1.917	$ 1.952	$ 1.524